UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam High Yield Trust
The fund's portfolio
5/31/08 (Unaudited)

CORPORATE BONDS AND NOTES (78.8%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013 (S)		$4,050,000	$3,989,250
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		1,255,000	1,182,838
			5,172,088

Automotive (3.6%)
Allison Transmission 144A company guaranty 11s, 2015		4,195,000	3,953,788
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		1,460,000	1,246,475
Dana Corp. 5.85s, 2015		6,095,000	335,225
Ford Motor Co. notes 7.45s, 2031		5,575,000	3,860,688
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		6,665,000	6,315,601
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		14,395,000	13,671,038
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		5,420,000	5,287,239
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009
(S)		6,310,000	6,145,618
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		18,630,000	15,649,200
Lear Corp. company guaranty 8 1/2s, 2013		2,250,000	2,092,500
Meritor Automotive, Inc. notes 6.8s, 2009		870,000	858,038
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		2,300,000	2,277,000
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		311,000	326,550
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015		965,000	974,650
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		1,485,000	1,388,475
UCI Holdco, Inc. sr. unsec. notes FRN 10.276s, 2013 (PIK)		3,287,350	2,917,523
			67,299,608

Basic Materials (7.3%)
AK Steel Corp. company guaranty 7 3/4s, 2012		6,250,000	6,359,375
Aleris International, Inc. company guaranty 10s, 2016		3,440,000	2,468,200
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		5,040,000	4,120,200
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		1,900,000	1,795,500
ARCO Chemical Co. debs. 10 1/4s, 2010		1,525,000	1,566,938
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012		4,885,000	3,590,475
Century Aluminum Co. company guaranty 7 1/2s, 2014		2,785,000	2,771,075
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.8s, 2013 (Netherlands)		3,270,000	2,873,513
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		1,550,000	1,643,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		11,865,000	12,754,875
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		5,930,000	6,270,975
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015		2,095,000	2,095,011
Georgia-Pacific Corp. debs. 9 1/2s, 2011		4,275,000	4,488,750
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		5,905,000	6,185,488
Hercules, Inc. company guaranty 6 3/4s, 2029		4,570,000	4,364,350
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		3,450,000	3,795,000
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		4,140,000	4,429,800
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,063
International Paper Co. bonds 7.4s, 2014 (FWC)		3,255,000	3,239,653
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		1,353,000	1,244,760
Metals USA, Inc. sec. notes 11 1/8s, 2015		6,050,000	6,322,250
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		10,680,000	9,905,700
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		3,440,000	3,732,400
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		780,000	822,900
NewPage Corp. company guaranty 10s, 2012		2,265,000	2,412,225
NewPage Corp. sec. notes 10s, 2012		2,645,000	2,816,925
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		1,662,177	1,626,856
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		4,651,000	4,023,115
Novelis, Inc. company guaranty 7 1/4s, 2015		7,057,000	6,633,580
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	3,140,000	4,659,294
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$1,620,000	1,397,250
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		8,140,000	7,956,850
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		920,000	926,900

Stone Container Corp. sr. notes 8 3/8s, 2012		1,395,000	1,297,350
Tube City IMS Corp. company guaranty 9 3/4s, 2015		3,295,000	3,146,725
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		108,000	112,320
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		2,390,000	2,419,875
			136,270,516

Broadcasting (2.1%)
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		810,000	530,550
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		9,242,000	8,768,348
Echostar DBS Corp. company guaranty 7s, 2013		4,245,000	4,107,038
Echostar DBS Corp. sr. notes 6 3/8s, 2011 (S)		9,950,000	9,825,625
Ion Media Networks, Inc. 144A sr. sec. notes 8.963s,
2013		2,735,000	1,723,050
Ion Media Networks, Inc. 144A sr. sec. notes 5.963s,
2012		3,300,000	2,755,500
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013		5,610,000	4,810,575
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)		3,150,000	2,378,250
Young Broadcasting, Inc. company guaranty 10s, 2011		4,339,000	2,907,130
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,140,000	661,200
			38,467,266

Building Materials (0.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		6,132,000	6,101,340
NTK Holdings, Inc. sr. disc. notes zero %, 2014		6,195,000	3,074,269
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		1,995,000	1,999,988
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		7,430,000	5,201,000
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013 (S)		945,000	939,094
			17,315,691

Cable Television (2.5%)
Adelphia Communications Corp. zero %, 2011		90,000	7,650
Adelphia Communications Corp. zero %, 2009		5,000	425
Adelphia Communications Corp. zero %, 2009		2,918,000	237,088
Adelphia Communications Corp. zero %, 2008		5,000	413
Adelphia Communications Corp. escrow zero %, 2009		2,471,000	203,858
Adelphia Communications Corp. escrow bonds zero %, 2010		3,231,000	266,558
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		1,980,000	1,841,400
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,130,000	1,098,925
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		187,000	121,550
CCH I, LLC sec. notes 11s, 2015		15,401,000	13,090,850
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		4,325,000	4,303,375
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		9,505,000	9,445,594
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		5,255,000	5,097,350
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011 (S)		2,560,000	2,560,000
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013		1,645,000	1,570,975
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		2,200,000	2,156,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		5,125,000	5,253,125
			47,255,136

Capital Goods (6.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		3,233,000	3,192,588
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010 (S)		2,325,000	2,345,344
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		860,000	841,725
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,665,000	1,706,625
BBC Holding Corp. sr. notes 8 7/8s, 2014		4,220,000	3,861,300
Berry Plastics Corp. 144A sr. sec. notes FRN 7.568s,
2015		1,815,000	1,760,550
Blount, Inc. sr. sub. notes 8 7/8s, 2012		3,115,000	3,161,725
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		2,480,000	2,604,000
Bombardier, Inc. 144A sr. unsec. notes FRN 7.981s,
2013 (Canada)	EUR	2,680,000	4,211,407
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$2,755,000	2,837,650
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		4,895,000	4,381,025
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		2,890,000	2,781,625
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		2,978,000	3,052,450
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)		3,265,000	3,330,300
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		1,402,000	1,440,555
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		7,065,000	7,047,338
L-3 Communications Corp. company guaranty 6 1/8s, 2013		535,000	518,950
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		6,525,000	6,288,469
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		10,560,000	11,173,346

Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		3,325,000	3,208,625
Moog, Inc. 144A sr. sub. notes 7 1/4s, 2018		1,865,000	1,883,650
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	1,505,000	2,255,435
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$15,000	15,300
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		7,595,000	7,613,988
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		4,390,000	4,258,300
TD Funding Corp. company guaranty 7 3/4s, 2014		6,145,000	6,283,263
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		7,335,000	7,408,350
Terex Corp. company guaranty 7 3/8s, 2014		4,285,000	4,327,850
Titan International, Inc. company guaranty 8s, 2012		8,100,000	8,160,750
WCA Waste Corp. company guaranty 9 1/4s, 2014		3,545,000	3,580,450
			115,532,933

Coal (1.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013 (S)		8,665,000	8,556,688
Massey Energy Co. sr. notes 6 5/8s, 2010		7,124,000	7,106,190
Peabody Energy Corp. company guaranty 7 3/8s, 2016		9,405,000	9,616,613
			25,279,491

Communication Services (6.6%)
American Tower Corp. sr. notes 7 1/2s, 2012		2,635,000	2,681,113
American Tower Corp. 144A sr. notes 7s, 2017 (S)		2,450,000	2,443,875
BCM Ireland Finance Ltd. 144A FRN 9.856s, 2016 (Cayman
Islands)	EUR	1,715,000	2,494,123
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$3,145,000	3,270,800
Centennial Communications Corp. sr. notes 10s, 2013		1,015,000	1,015,000
Centennial Communications Corp. sr. unsec. notes FRN
8.448s, 2013		1,155,000	1,100,138
Cincinnati Bell, Inc. company guaranty 7s, 2015		2,210,000	2,132,650
Citizens Communications Co. notes 9 1/4s, 2011		4,245,000	4,451,944
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		7,235,000	6,981,775
Cricket Communications, Inc. 144A company guaranty
9 7/8s, 2014		705,000	680,325
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		3,100,000	2,844,250
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		3,550,000	3,647,625
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		7,197,000	7,197,000
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		10,665,000	10,944,956
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		2,355,000	1,989,975
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013		1,965,000	1,689,900
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		5,355,000	5,006,925
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		3,135,000	2,766,638
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		8,510,000	8,180,238
Nordic Telephone Co. Holdings 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		1,035,000	1,019,475
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		1,985,000	1,865,900
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		7,470,000	7,320,600
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		5,180,000	5,426,050
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		2,875,000	2,652,188
Rural Cellular Corp. sr. unsec. notes 9 7/8s, 2010		2,105,000	2,157,625
Rural Cellular Corp. sr. unsec. sub. FRN 8.623s, 2012		1,450,000	1,475,375
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013		2,685,000	2,711,850
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		3,840,000	3,686,400
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		2,300,000	2,380,500
West Corp. company guaranty 11s, 2016		1,540,000	1,362,900
West Corp. company guaranty 9 1/2s, 2014		2,805,000	2,622,675
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	2,085,000	3,429,482
Windstream Corp. company guaranty 8 5/8s, 2016		$8,105,000	8,378,544
Windstream Corp. company guaranty 8 1/8s, 2013		4,260,000	4,355,850
			122,364,664

Consumer (0.6%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		6,600,000	6,591,750
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015 (S)		6,400,000	5,224,000
			11,815,750

Consumer Goods (1.4%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		4,520,000	4,452,200
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		3,800,000	3,610,000
Jarden Corp. company guaranty 7 1/2s, 2017 (S)		4,175,000	3,726,188
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		6,279,000	6,279,000
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		7,305,000	4,967,400

Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 11 1/2s (12s, 10/2/08), 2013 (STP)
(PIK)	3,520,000	3,132,800
		26,167,588

Energy (2.9%)
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	8,235,000	8,337,938
Complete Production Services, Inc. company guaranty
8s, 2016 (S)	4,520,000	4,576,500
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	714,000	710,430
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	7,545,000	7,846,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	2,350,000	2,261,875
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	8,670,000	8,366,550
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014
(S)	2,535,000	2,617,388
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	4,060,000	3,917,900
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	3,151,691	3,289,414
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	3,335,000	3,353,076
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	3,105,000	3,159,338
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	7,790,000	6,446,225
		54,883,434

Entertainment (1.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016	3,288,000	3,337,320
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	4,160,000	3,567,200
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	2,720,000	2,448,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	4,015,000	3,814,250
Hertz Corp. company guaranty 8 7/8s, 2014 (S)	5,330,000	5,303,350
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	5,200,000	4,186,000
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	1,132,000	1,123,510
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.623s, 2010	3,396,000	3,336,570
		27,116,200

Financial (2.8%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	3,615,000	3,325,800
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014	1,127,000	801,951
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010 (S)	8,695,000	8,160,379
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	2,490,000	2,015,855
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	15,110,000	12,170,939
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	14,926,000	11,556,008
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	2,265,000	1,791,088
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	1,285,000	950,900
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	915,000	796,050
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	1,495,000	1,530,506
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	3,590,000	3,446,400
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	1,980,000	1,946,453
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	2,770,000	2,603,800
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	505,000	452,234
USI Holdings Corp. 144A sr. unsec. notes FRN 6.551s,
2014	840,000	676,200
		52,224,563

Food (0.9%)
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)	878,534	12,906
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,035,000	4,455,975
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	820,000	758,500
Dean Foods Co. company guaranty 7s, 2016	3,405,000	3,175,163
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	6,390,000	6,549,750
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	2,590,000	2,227,400
		17,179,694

Gaming & Lottery (2.8%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,755,000	4,503,288
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,050,000	878,063
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	5,475,000	5,064,375
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	3,382,000	3,453,868
MGM Mirage, Inc. company guaranty 6s, 2009 (S)	7,177,000	7,132,144
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,863
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	4,935,000	4,972,013

Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	5,015,000	4,137,375
Station Casinos, Inc. sr. notes 6s, 2012	6,690,000	5,619,600
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014 (In default) (NON)	3,810,000	2,133,600
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	12,655,000	8,573,763
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	5,975,000	5,765,875
		52,235,827

Health Care (7.5%)
Accellent, Inc. company guaranty 10 1/2s, 2013	5,320,000	4,854,500
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	8,855,000	9,131,719
DaVita, Inc. company guaranty 6 5/8s, 2013 (S)	4,470,000	4,347,075
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	6,570,000	6,405,750
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	7,800,000	8,229,000
HCA, Inc. sr. sec. notes 9 1/4s, 2016 (S)	9,070,000	9,580,188
HCA, Inc. sr. sec. notes 9 1/8s, 2014	6,215,000	6,494,675
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	116,000	116,290
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	2,250,000	1,957,500
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	2,385,000	2,045,138
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	6,020,000	5,538,400
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	400,000	411,000
Omnicare, Inc. company guaranty 6 3/4s, 2013	435,000	407,813
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,215,000	1,123,875
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	4,952,000	5,075,800
Select Medical Corp. company guaranty 7 5/8s, 2015	6,010,000	5,348,900
Service Corporation International debs. 7 7/8s, 2013	3,897,000	3,877,515
Service Corporation International sr. notes 7s, 2017	1,970,000	1,910,900
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	6,820,000	6,496,050
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	8,140,000	7,814,400
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	3,875,000	3,913,750
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	4,280,000	3,081,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	2,750,000	2,227,500
Tenet Healthcare Corp. notes 7 3/8s, 2013	7,500,000	6,993,750
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	6,547,000	6,203,283
US Oncology, Inc. company guaranty 9s, 2012	4,985,000	5,041,081
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	7,124,000	7,319,910
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	6,415,000	6,799,900
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	2,255,000	2,266,275
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,730,000	1,717,025
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	2,310,000	2,252,250
		138,982,812

Homebuilding (1.6%)
D.R. Horton, Inc. company guaranty 8s, 2009	395,000	395,000
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	1,375,000	1,350,938
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	4,000	3,904
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	1,910,000	1,986,400
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	500,000	387,500
Meritage Homes Corp. company guaranty 6 1/4s, 2015	5,010,000	4,108,200
Meritage Homes Corp. sr. notes 7s, 2014	760,000	644,100
Pulte Homes, Inc. notes 4 7/8s, 2009	6,510,000	6,510,000
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	12,675,000	9,506,250
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	4,207,000	4,154,413
		29,046,705

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	2,432,000	2,146,240

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	2,685,000	2,731,988
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	130,000	126,100
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	100,000	99,000
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	9,300,000	9,288,375
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.3s, 2014	3,225,000	2,741,250
		14,986,713

Media (2.3%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015 (S)	2,630,000	2,672,738
Affinion Group, Inc. company guaranty 10 1/8s, 2013	6,635,000	6,784,288
Affinity Group, Inc. sr. sub. notes 9s, 2012	4,965,000	4,580,213
Idearc, Inc. company guaranty 8s, 2016	11,540,000	8,251,100
Liberty Media, LLC sr. notes 5.7s, 2013	1,895,000	1,733,900
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	2,340,000	2,378,727
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	45,000	46,406
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	7,255,000	5,259,875
Nielsen Finance LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 10s, 2014	4,935,000	5,089,176
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	665,000	445,550
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	4,210,000	2,820,700
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	2,025,000	1,356,750
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	2,655,000	1,778,850
		43,198,273

Oil & Gas (7.0%)
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	6,790,000	6,026,125
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	3,787,000	3,924,279
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	5,990,000	6,094,825
Chesapeake Energy Corp. sr. notes 7s, 2014	2,775,000	2,764,594
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	9,165,000	8,970,244
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	4,580,000	4,499,850
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	4,755,000	5,016,525
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	4,460,000	4,515,750
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	2,265,000	2,185,725
Encore Acquisition Co. sr. sub. notes 6s, 2015	6,129,000	5,822,550
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	5,210,000	5,112,313
Forest Oil Corp. sr. notes 8s, 2011	4,319,000	4,518,754
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	6,030,000	5,713,425
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 9s, 2016	2,335,000	2,422,563
Newfield Exploration Co. sr. sub. notes 7 1/8s, 2018	2,415,000	2,384,813
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	6,730,000	6,528,100
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	8,945,000	9,302,800
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018	2,085,000	2,210,100
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda) (S)	4,925,000	4,518,688
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	875,000	881,563
Plains Exploration & Production Co. company guaranty
7s, 2017	5,520,000	5,313,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	3,675,000	3,583,125
Range Resources Corp. company guaranty sr. sub. notes
7 1/4s, 2018	1,450,000	1,475,375
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	3,775,000	3,449,406
SandRidge Energy, Inc. sr. notes 8s, 2018	560,000	567,000
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.323s, 2014	1,965,000	1,897,037
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 8 5/8s, 2015 (PIK)	5,500,000	5,651,250
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	7,670,000	7,382,375
Whiting Petroleum Corp. company guaranty 7s, 2014	7,100,000	7,046,750
		129,778,904

Publishing (1.2%)
American Media, Inc. company guaranty 8 7/8s, 2011	835,000	693,050
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,770,000	4,904,500
American Media, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2011	30,361	26,110
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	209,797	178,327
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	3,499,006	3,210,338
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	1,877,000	1,628,298
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	2,710,000	2,100,250
Dex Media, Inc. notes 8s, 2013	895,000	711,525
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada) (S)	1,020,000	999,600
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	5,105,000	3,918,088
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	8,778,000	3,993,990
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	2,405,000	291,606
		22,655,682

Restaurants (0.1%)
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	1,920,000	38,400
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	2,035,000	1,444,850
		1,483,250

Retail (1.9%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	3,595,000	3,262,463
Autonation, Inc. company guaranty 7s, 2014	1,070,000	1,012,488
Autonation, Inc. company guaranty sr. unsec. notes FRN
4.713s, 2013	1,650,000	1,458,188
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	3,080,000	2,217,600
Harry & David Holdings, Inc. company guaranty 9s, 2013	3,645,000	3,207,600
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 8.076s, 2012	1,125,000	978,750
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	7,115,000	6,118,900
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	4,265,000	4,360,962
Rite Aid Corp. company guaranty 9 3/8s, 2015	4,590,000	3,580,200
Rite Aid Corp. company guaranty 7 1/2s, 2015	3,420,000	3,249,000
Rite Aid Corp. sec. notes 8 1/8s, 2010 (S)	500,000	498,750
Rite Aid Corp. sec. notes 7 1/2s, 2017	985,000	897,581
United Auto Group, Inc. company guaranty 7 3/4s, 2016
(S)	4,915,000	4,570,950
		35,413,432

Technology (5.6%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	2,890,000	2,203,625
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	3,891,000	3,365,715
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	4,557,000	4,374,720
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	1,160,000	1,248,450
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	1,175,000	1,263,125
Avago Technologies Finance company guaranty FRN
8.576s, 2013 (Singapore)	18,000	17,978
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	990,000	993,713
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	2,045,000	2,014,325
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	3,885,000	3,671,325
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	1,625,000	1,519,375
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014 (S)	8,000,000	7,080,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	5,620,000	4,819,150
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)	6,615,000	5,573,138
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	1,860,000	1,980,900
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	5,586,000	5,662,808
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	125,000	127,500
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	235,000	226,775
Lucent Technologies, Inc. notes 5 1/2s, 2008	1,435,000	1,431,413
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	3,434,000	2,631,303
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	3,055,000	1,894,100
Nortel Networks, Ltd. 144A sr. unsecd. notes 10 3/4s, 2016 (Canada)	1,845,000	1,821,938
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	1,675,000	1,654,063
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)	4,925,000	4,629,500
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 5.463s, 2013 (Netherlands)	4,720,000	4,318,800
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	5,180,000	5,024,600
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	3,355,000	2,767,875
Sanmina Corp. company guaranty sr. unsec. sub notes
6 3/4s, 2013	805,000	742,613
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	1,245,000	1,170,300
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	2,580,000	2,459,194
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,796,000	4,987,840
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	11,633,000	11,981,990
Travelport LLC company guaranty 11 7/8s, 2016	1,450,000	1,330,375
Travelport LLC company guaranty 9 7/8s, 2014 (S)	3,800,000	3,657,500
Unisys Corp. sr. unsec. unsub. notes 8s, 2012	3,745,000	3,370,500
Xerox Capital Trust I company guaranty 8s, 2027	3,365,000	3,276,591
		105,293,117

Textiles (1.3%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	7,695,000	7,156,350
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	4,115,000	4,166,438
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	8,088,000	8,472,180
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	4,325,000	4,195,250
		23,990,218

Utilities & Power (5.7%)

AES Corp. (The) sr. notes 8 7/8s, 2011	808,000	844,360
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	1,840,000	1,846,900
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	4,725,000	4,854,938
AES Corp. (The) 144A sr. notes 8s, 2020	1,435,000	1,409,888
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	3,310,000	3,492,050
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	10,000	10,998
CMS Energy Corp. sr. notes 8 1/2s, 2011	1,294,000	1,367,273
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,760,000	1,834,277
Colorado Interstate Gas Co. debs. 6.85s, 2037	3,610,000	3,416,342
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	325,000	321,457
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,430,000	5,511,450
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	2,130,000	2,183,250
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (S)	2,495,000	2,544,900
Edison Mission Energy sr. unsec. notes 7.2s, 2019	3,925,000	3,826,875
Edison Mission Energy sr. unsec. notes 7s, 2017	2,750,000	2,688,125
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	135,000	135,844
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,775,000	1,967,898
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	217,000	219,713
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	5,575,000	5,324,125
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	625,000	625,000
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	4,214,000	4,382,560
Mirant North America, LLC company guaranty 7 3/8s, 2013	6,700,000	6,750,250
NRG Energy, Inc. company guaranty 7 3/8s, 2017	2,710,000	2,655,800
NRG Energy, Inc. sr. notes 7 3/8s, 2016	14,110,000	13,757,250
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	4,085,000	4,483,288
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	4,015,000	4,155,525
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	1,238,000	1,263,228
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	5,255,000	5,497,250
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	1,680,000	1,759,812
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	2,785,000	2,899,884
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	370,000	371,040
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	1,495,000	1,589,161
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	710,000	687,729
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	5,220,000	5,324,400
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011	173,000	177,955
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012	25,000	27,125
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	1,525,000	1,637,469
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,915,000	1,962,875
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	2,050,000	2,096,125
		105,904,389

Total corporate bonds and notes (cost $1,561,175,836)		$1,469,460,184

SENIOR LOANS (9.8%)(a)(c)

	Principal amount	Value

Automotive (0.3%)
Allison Transmission bank term loan FRN Ser. B,
5.532s, 2014	$3,417,825	$3,129,979
Dana Corp. bank term loan FRN 6 3/4s, 2015	2,538,638	2,396,634
		5,526,613

Basic Materials (1.0%)
Domtar Corp. bank term loan FRN 3.779s, 2014 (Canada)	4,602,736	4,391,779
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.685s, 2013	6,080,976	5,749,059
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.533s, 2014	1,090,000	1,050,760
Huntsman International, LLC bank term loan FRN Ser. B,
4.133s, 2012	3,286,402	3,179,594
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
4.885s, 2014 (United Kingdom)	613,737	561,570
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
5.385s, 2015 (United Kingdom)	613,737	561,570
NewPage Holding Corp. bank term loan FRN 6.313s, 2014	1,321,688	1,316,566
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.399s, 2012	1,278,538	1,221,404
		18,032,302

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.118s, 2014	4,745,000	3,998,256
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.235s, 2012	237,082	212,188
		4,210,444

Cable Television (0.1%)

Cablevision Systems Corp. bank term loan FRN 4.34s,
2013	2,476,051	2,348,871

Capital Goods (0.6%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	69,534	65,090
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014	1,193,185	1,116,934
Sensata Technologies BV bank term loan FRN 4.662s,
2013 (Netherlands)	3,669,638	3,374,536
Sequa Corp. bank term loan FRN 5.873s, 2014	2,319,188	2,204,678
Transdigm, Inc. bank term loan FRN 4.655s, 2013	630,000	609,000
Wesco Aircraft Hardware Corp. bank term loan FRN
8.45s, 2014	3,425,000	3,339,375
		10,709,613

Communication Services (0.3%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.648s, 2015	3,330,000	3,086,724
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 5.248s, 2015	3,450,000	3,197,957
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	82,291	80,702
		6,365,383

Consumer Cyclicals (2.1%)
CCM Merger, Inc. bank term loan FRN Ser. B, 4.691s,
2012	1,850,490	1,739,460
Claire's Stores, Inc. bank term loan FRN 5.413s, 2014	2,229,085	1,772,820
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.65s, 2014	2,399,620	1,673,735
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.714s, 2014	895,380	624,528
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	3,010,000	2,976,138
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	8,970,000	8,380,223
Isle of Capri Casinos, Inc. bank term loan FRN 4.446s,
2014	1,364,201	1,227,781
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.446s, 2014	411,322	370,190
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.446s, 2014	545,680	491,112
Landsource Communities/NWHL Investment bank term loan
FRN 6 3/4s, 2013	4,048,593	2,860,043
Lear Corp bank term loan FRN 5.295s, 2013	4,015,946	3,803,434
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.469s, 2013	2,270,000	1,816,000
Tribune Co. bank term loan FRN Ser. B, 5.542s, 2014	8,694,300	6,426,540
United Components, Inc. bank term loan FRN Ser. D,
4.755s, 2012	527,778	504,028
Visteon Corp. bank term loan FRN Ser. B, 7.2s, 2013	4,285,000	3,673,196
		38,339,228

Consumer Staples (0.9%)
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	765,000	759,621
Charter Communications, Inc. bank term loan FRN 4.9s,
2014	709,335	629,938
Citadel Communications bank term loan FRN Ser. B,
4.175s, 2014	1,175,000	1,014,416
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.235s, 2015	3,994,618	3,633,437
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.473s, 2014	1,002,487	938,579
Rental Service Corp. bank term loan FRN 6.23s, 2013	5,885,710	5,110,756
Rite-Aid Corp. bank term loan FRN Ser. B, 4.227s, 2014	335,000	315,068
Six Flags Theme Parks bank term loan FRN 4.809s, 2015	5,648,200	5,059,172
		17,460,987

Energy (0.1%)
Enterprise GP Holdings, LP bank term loan FRN 4.923s,
2014	775,000	758,531
Western Refining, Inc. bank term loan FRN Ser. B,
4.649s, 2014	165,975	146,888
		905,419

Financial (0.5%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.95s, 2010 (R)	350,000	317,406
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.386s, 2014	1,270,000	1,188,085
Residential Capital, LLC bank term loan FRN 4.06s, 2008	8,160,000	7,731,600
		9,237,091

Health Care (1.3%)
Bausch & Lomb, Inc. bank term loan FRN Ser. B, 5.946s,
2015	3,402,295	3,332,830

Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
5.946s, 2015 (U)	852,705	835,296
Biomet, Inc. bank term loan FRN Ser. B, 5.696s, 2015	1,985,000	1,927,379
Community Health Systems, Inc. bank term loan FRN Ser.
B, 4.835s, 2014	3,853,939	3,633,077
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	201,620	190,066
Fenwal Controls of Japan, LTD. bank term loan FRN
7.899s, 2014 (Japan)	500,000	387,500
Fenwal Controls of Japan, LTD. bank term loan FRN
4.899s, 2014 (Japan)	5,247,878	4,532,855
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (Japan) (U)	881,570	761,456
Healthsouth Corp. bank term loan FRN Ser. B, 5.09s,
2013	1,888,994	1,793,069
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.163s, 2014	6,244,838	5,511,069
Mylan, Inc. bank term loan FRN Ser. B, 5.847s, 2014	1,930,163	1,895,902
		24,800,499

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)(	714,751	607,538
Realogy Corp. bank term loan FRN Ser. B, 5.59s, 2013
(R)(	2,654,787	2,256,569
		2,864,107

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B, 4.687s, 2014	3,106,407	2,580,648

Oil & Gas (0.1%)
Targa Resources, Inc. bank term loan FRN 4.651s, 2012	787,912	769,199
Targa Resources, Inc. bank term loan FRN 2.571s, 2012	442,088	431,589
		1,200,788

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.042s, 2013	2,242,236	1,948,503

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 5.89s, 2014	1,781,025	1,585,112
First Data Corp. bank term loan FRN Ser. B1, 5.168s,
2014	2,696,450	2,499,426
First Data Corp. bank term loan FRN Ser. B3, 5.355s,
2014	2,696,450	2,501,294
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.963s, 2014 (Singapore)	625,206	578,837
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.947s, 2014 (Singapore)	2,175,719	2,014,352
		9,179,021

Transportation (0.4%)
Navistar Financial Corp. bank term loan FRN 5.754s,
2012	2,241,333	2,104,986
Navistar International Corp. bank term loan FRN
6.234s, 2012	6,163,667	5,788,712
UAL Corp. bank term loan FRN Ser. B, 4.809s, 2014	200,278	153,012
		8,046,710

Utilities & Power (1.0%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.256s, 2014	10,716,000	10,084,002
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.262s, 2014	9,034,600	8,490,265
		18,574,267

Total senior loans (cost $193,804,807)		$182,330,494

CONVERTIBLE BONDS AND NOTES (2.6%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$2,357,000	$1,626,330
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	2,965,000	4,165,825
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	1,825,000	2,333,719
Countrywide Financial Corp. cv. unsec. sr. FRN company
guaranty 0.758s, 2037 (S)	2,165,000	2,024,275
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	4,010,000	5,423,525
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	3,430,000	2,812,600
Intel Corp. cv. sub. bonds 2.95s, 2035	4,395,000	4,438,950
L-3 Communications Corp. 144A cv. bonds 3s, 2035	5,115,000	6,278,663
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	2,785,000	2,412,506
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,720,000	3,213,150
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	5,190,000	3,613,538
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	343,188
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	3,155,000	2,898,656

Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037			2,635,000	2,980,844
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036			3,812,000	3,959,715

Total convertible bonds and notes (cost $44,506,055)				$48,525,484

COMMON STOCKS (1.5%)(a)
			Shares	Value

AboveNet, Inc. (NON)			2,194	$144,804
Adelphia Recovery Trust (Ser. ACC-1) (NON)			8,448,187	591,373
Bohai Bay Litigation, LLC (Units) (F)(AFF)			3,899	55,172
Chesapeake Energy Corp. (S)			55,571	3,043,624
Cinemark Holdings, Inc. (S)			181,700	2,629,199
Dana Holding Corp. (NON)			205,437	2,177,632
Decrane Aircraft Holdings, Inc. (F)(NON)(AFF)			29,311	29
DigitalGlobe, Inc. 144A (NON)(AFF)			645,566	645,566
El Paso Corp. (S)			187,225	3,660,249
Elizabeth Arden, Inc. (NON)			71,165	1,068,187
Jarden Corp. (NON) (S)			95,645	1,793,344
NRG Energy, Inc. (NON)			71,850	2,988,242
Pinnacle Entertainment , Inc. (NON)			117,825	1,634,233
Qwest Communications International, Inc. (S)			345,050	1,673,493
Service Corporation International			267,640	2,863,748
VFB LLC (acquired various dates from 12/21/99 to
12/8/03, cost $9,772,641) (F)(RES)(NON)(AFF)			12,955,347	267,994
Williams Cos., Inc. (The)			74,187	2,822,073
XCL Warranty Escrow (F)(AFF)			3,899	278,279

Total common stocks (cost $40,129,083)				$28,337,241

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
			Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.			88,505	$5,354,553
Digital Realty Trust, Inc. $1.094 cv. pfd.			103,440	2,456,700
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			82,343	2,079,161
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			26,163	4,320,165
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd			4,964	4,585,495
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.			2,227	2,416,295

Total convertible preferred stocks (cost $18,778,734)				$21,212,369

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)(a)

			Principal amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031			$3,816,434	$3,095,357
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033			2,470,000	1,787,663
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)			2,435,000	852,250
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)			880,000	264,000
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)			400,000	160,000

Total collateralized mortgage obligations (cost $7,553,086)				$6,159,270

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)

			Principal amount	Value

Argentina (Republic of) bonds FRB zero %, 2013			$5,430,000	$2,655,270
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012			584,375	502,666

Total foreign government bonds and notes (cost $3,320,975)				$3,157,936

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24	1,086	$54,300
AboveNet, Inc.	9/08/08	20	923	41,535
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	--
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	--
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	.01	794,300	10,802
Odyssey Investment Partners 144A (F)	6/15/09	.01	8,614	22,955
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	4,599	240,191
ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	$.01	300,000	3,000
ZSC Specialty Chemicals PLC (Preferred) 144A (United
Kingdom)	6/30/11	.01	300,000	3,000

Total warrants (cost $730,927)				$375,783

PREFERRED STOCKS (--%)(a) (cost $244,739)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			21,000	$147,000

SHORT-TERM INVESTMENTS (6.4%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.20% to 2.91% and
due dates ranging from June 2, 2008 to July 25, 2008

(d)	$71,446,869	$71,342,115
Putnam Prime Money Market Fund (e)	47,287,864	47,287,864

Total short-term investments (cost $118,629,979)		$118,629,979

TOTAL INVESTMENTS

Total investments (cost $1,988,874,221) (b)		$1,878,335,740

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$16,985,033	$16,560,895	6/18/08	$(424,138)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)

		Payments	Payments
Swap counterparty/	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Lehman Brothers Special Financing, Inc.
$342,250,000	9/14/09	3 month USD-LIBOR-BBA	4.715%	$8,043,113

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
	Upfront					Fixed payments	Unrealized
Swap counterparty/	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$1,225,000		12/20/08	550 bp	$(67,935)

Nalco, Co.
7.75%,11/15/11	--		1,160,000		9/20/12	350 bp	24,658

Visteon Corp., 7%,
3/10/14	(356,376)		1,860,000		6/20/13	(500 bp)	72,658

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		730,000		6/20/12	230 bp	(114,885)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		1,240,000		12/20/08	725 bp	(53,021)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		1,225,000		12/20/08	800 bp	(45,727)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		1,225,000		12/20/08	825 bp	(43,501)

Amkor Technologies,
Inc., 7 3/4%, 5/15/13	--		2,565,000		6/20/13	450 bp	(58,636)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		3,225,000		9/20/12	495 bp	(233,143)

Lear Corp., term loan	--		1,025,000		6/20/13	(225 bp)	26,535

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		895,000		6/20/13	585 bp	(13,246)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		715,000		3/20/09	275 bp	2,922

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	423,000		3/20/13	(495 bp)	(27,375)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		$1,505,000		6/20/09	165 bp	(77,741)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		2,065,000		6/20/17	297 bp	(170,676)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		140,000		9/20/12	400 bp	1,351

Echostar DBS Corp.,
6 5/8%, 10/1/14	--		4,005,000		6/20/13	(225 bp)	48,060

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		2,215,000		3/20/09	600 bp	17,159

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--		1,115,000		12/20/12	363 bp	25,791

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,646,000	(F)	(a)	2.461%	(675,055)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,005,000		9/20/08	620 bp	12,906

General Motors Corp.,
7 1/8%, 7/15/13	--		4,715,000		9/20/08	620 bp	60,551

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	960,000		12/20/10	(340 bp)	(21,325)

JPMorgan Chase Bank, N.A.
Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		$715,000		6/20/13	595 bp	(8,009)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		1,145,000		3/20/13	685 bp	23,821

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--		2,765,000		12/20/12	360 bp	(43,770)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		1,550,000		3/20/09	610 bp	13,515

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		1,875,000		3/20/13	645 bp	12,883

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--		2,712,000		9/20/12	395 bp	29,397

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	420,000		12/20/10	(357 bp)	(11,878)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--		$3,235,000		9/20/08	500 bp	21,444

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/17	295 bp	(176,905)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	325,000	6/20/09	190 bp	(13,662)

Aramark Services, Inc.,
8.5%, 2/1/15	--	2,235,000	12/20/12	355 bp	(16,073)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/12	225 bp	(106,508)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	1,665,000	9/20/12	445 bp	(91,914)

Nalco, Co. 7.75%,
11/15/11	--	1,190,000	9/20/12	330 bp	16,007

Nalco, Co. 7.75%,
11/15/11	--	1,445,000	3/20/13	460 bp	88,214

Total					$(1,573,113)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $1,864,020,698.

(b) The aggregate identified cost on a tax basis is $1,990,355,906, resulting in gross unrealized appreciation and depreciation of $31,122,191 and $143,142,357, respectively, or net unrealized depreciation of $112,020,166.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2008 was $267,994 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

		Purchase		Sales		Dividend
Affiliates		cost		proceeds		income	Value

Bohai Bay Litigation, LLC		$-		$-		$-	$55,172
Decrane Aircraft Holdings, Inc.		-		-		-	29
DigitalGlobe, Inc. 144A		-		-		-	645,566
VFB LLC		-		-		-	267,994
XCL Warranty Escrow		-		-		-	278,279

Totals	$		$		$		$1,247,040

Market values are shown for those securities affiliated at period end.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $69,902,264. Certain of these securities were sold prior to period-end. The fund received cash collateral of $71,342,115 which is pooled with collateral of other Putnam funds into 73 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,592,034 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $443,525,425 and $491,414,546, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

(U) These securities, in part or in entirety, represents unfunded loan commitments. As of May 31, 2008, the fund had unfunded loan commitments of $1,509,543, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Bausch & Lomb, Inc. Ser. DD	$426,353
Community Health Systems, Inc. Ser. DD	201,620
Fenwal Controls of Japan, LTD. Ser. DD (Japan)	881,570

Totals	$1,509,543

At May 31, 2008, liquid assets totaling $52,302,540 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008